Other liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other liabilities.
Holiday pay accrual	€ 496	€ 552
Salary	2,860	3,840
Accrued expenses	565	482
VAT payable	289	246
Other	1,712	1,509
Total other liabilities	€ 5,922	€ 6,629